DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES (Narrative) (Details) (USD $)	1 Months Ended	10 Months Ended	12 Months Ended											142 Months Ended
	Dec. 31, 2012	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 22,658,478		$ 22,658,478	$ 18,485,711										$ 22,658,478
Net Income (Loss) Attributable to Parent	22,638,122	16,045	4,172,767	3,888,629	4,691,054	3,248,652	4,115,927	2,243,271	95,279	54,025	51,000	32,516	49,313	22,658,478
Other Comprehensive Income (Loss), Net of Tax			$ 20,356
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			63,053,055	42,218,154
Maximum [Member]
Property, Plant and Equipment, Useful Life			39 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years